LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
LOSS PER SHARE
NOTE 9:-	LOSS PER SHARE

All outstanding share options and warrants for the six and the three months ended June 30, 2017 and 2016 have been excluded from the calculation of the diluted loss per share because all such securities are anti-dilutive for all periods presented.

NOTE 14:-	BASIC AND DILUTED NET LOSS PER SHARE

Retrospective adjustment of net loss per share information

The Company has shares of Series C Preferred Stock outstanding which were issued in early 2015. The specific terms and conditions of the Series C Preferred Shares are disclosed in Note 10.

When preparing its consolidated financial statements for the year ended December 31, 2015, its interim consolidated financial statements for the respective quarters and year to date periods contained during 2015, and also the interim consolidated financial statements for the quarter ended March 31, 2016, the Company considered these convertible security to be a common stock equivalents but excluded them from its dilutive earnings (loss) per share computation as it concluded that the securities would be anti-dilutive in nature if or when converted. However, upon further analysis and when preparing it interim consolidated financial statements for the second quarter of 2016, the Company has concluded that these securities participate equally with common shares in the profits, losses and liquidation values of the Company, and while limited in voting they can be readily converted into voting common shares at any time. The Company has concluded that they are participating securities that should have been included as a component of both basic and dilutive earnings (loss) per share for all periods previously presented. Adjusted figures are presented below to reflect this revised conclusion.

Year ended
December
31, 2015

Net loss	2,884
Weighted average common shares as previously reported	1,978,395
Weighted average Series C Preferred shares outstanding	1,557,953
Basic and dilutive weighted average shares outstanding, as adjusted	3,536,348
Basic and dilutive loss per share, as adjusted	(0.82)

The Company has retrospectively adjusted for the foregoing matter in the accompanying consolidated financial statements for the year ended December 31, 2015.

The following table sets forth the computation of the Company's basic and diluted net loss per share of Common stock:

	Year ended
	December 31,
	2016	2015

Net loss attributable to holders of Common stock as reported	$(2,831)	$(2,884)

Weighted average number of shares of Common stock and Preferred C stock used in computing basic and diluted net loss per share	$4,578,470	$3,536,348

Net loss per share of Common stock, basic and diluted	$(0.62)	$(0.82)

For the years ended December 31, 2016 and 2015, all outstanding options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.